Related Party Transactions (Details) - Schedule of names of related parties and relationship with group	12 Months Ended
Dec. 31, 2020
Intel Capital Corporation (“Intel”) and its affiliates [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship with group [Line Items]
Relationship with the Group	A substantial shareholder of the Group*	[1]
Bluecap [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship with group [Line Items]
Relationship with the Group	A company controlled by a key management of the Group
Hareesh Ramanna [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship with group [Line Items]
Relationship with the Group	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Cloudminds (Hong Kong) Ltd. (“Cloudminds”) [Member]
Related Party Transactions (Details) - Schedule of names of related parties and relationship with group [Line Items]
Relationship with the Group	A company controlled by a director of the Company **	[2]

[1]	As of December 31, 2020, Intel was not a substantial shareholder of the Group.
[2]	On December 18, 2018, the entity ceased to be a related party of the Company due to the resignation of this director.